Cover	Dec. 21, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2022
Entity File Number	001-39935
Entity Registrant Name	BIOTECH ACQUISITION COMPANY
Entity Central Index Key	0001825413
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	545 West 25th Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	227-1905
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	BIOTU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	BIOT
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	BIOTW
Security Exchange Name	NASDAQ